20 Financial instruments (Details 16) - Braskem idsea [member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Beginning balance	R$ (1,791,571)
Exchange variation recorded in the period on OCI / IR	(311,795)
Exchange variation transferred to profit or loss / IR	330,210
Ending balance	(1,773,156)
Exchange variation [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(2,560,436)
Exchange variation recorded in the period on OCI / IR	(445,427)
Exchange variation transferred to profit or loss / IR	471,728
Ending balance	(2,534,135)
Income tax [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	768,865
Exchange variation recorded in the period on OCI / IR	133,632
Exchange variation transferred to profit or loss / IR	(141,518)
Ending balance	R$ 760,979